Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable [Line Items]
Notes Payable

Note 7: Notes Payable

The following table summarizes the outstanding notes payable as of March 31, 2026 and December 31, 2025, respectively:

	March 31, 2026	December 31, 2025
Kishon Note	$431,666	$431,666
2025 Bridge Notes	207,750	207,750
Total Notes Payable	639,416	639,416

Current Portion	(639,416)	(639,416)
Long-term portion	$-	$-

Kishon Note

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Kishon Agreement”) with Kishon Investments, LLC (“Kishon”) with respect to the sale and issuance to Kishon of: (i) an initial commitment fee in the amount of $159,259 in the form of 12,741 shares (the “Kishon Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $277,777 (the “Kishon Note”), and (iii) Common Stock Purchase Warrants to purchase 5,556 shares of the Company’s common stock (the “Kishon Warrants”). Should Kishon receive net proceeds of less than $159,259 from the sale of the Kishon Commitment Fee Shares, the Company will issue additional shares to Kishon or pay the shortfall amount to Kishon in cash. The terms of the Kishon Agreement resulted in the Company recording a derivative liability in the initial amount of $27,793.

The Kishon Note was issued in the principal amount of $277,777 for a purchase price of $250,000 resulting in an original issue discount of $27,777. The Kishon Note has a due date of November 10, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Kishon Note this rate will increase to 18%, and the Kishon Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Kishon Note entered default status on November 11, 2022. The Kishon Commitment Fee Shares and Kishon Warrants resulted in a discount to the Kishon Note in the amount of $138,492. As of March 31, 2026 and December 31, 2025, the discount has been amortized in full.

During the year ended December 31, 2023, a default penalty in the amount of $138,889 and an additional fee in the amount of $15,000 were added to the principal amount of the Kishon Note. During the year ended December 31, 2024, as a result of the variable price of the conversion feature under the terms of default, the Company recorded an initial derivative liability of $100,551 upon bifurcating the conversion feature pursuant to ASC815. See Note 8 to these financials for further discussion.

At March 31, 2026, principal and interest in the amount of $431,666 and $263,683, respectively, were due on the Kishon Note. At December 31, 2025, principal and interest in the amount of $431,666 and $244,524, respectively, were due on the Kishon Note. As of March 31, 2026, the note remains in default.

2025 Bridge Notes

On May 6, 2025, the Company entered into a short term note payable agreement with one of its investors and received cash proceeds of $25,000. The note is bears interest at 10% per annum and matures 10 days after issuance, May 17, 2025. In the event of default, the Company is required to pay 120% of the principal balance. On May 17, 2025, the note was exchanged for a 12 month note without penalty with an original issue discount of 5%, bears no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $26,250. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On May 19, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with three of its institutional investors for gross proceeds of $75,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $76,500. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On July 21, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with two of its institutional investors for gross proceeds of $100,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $105,000. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

Aggregate interest expense on the notes payable was $19,159 and $22,952 for the three months ended March 31, 2026 and 2025, respectively. Accrued interest on notes payable was $263,683 and $244,524 for March 31, 2026, and December 31, 2025, respectively.

Convertible Notes Payable

On October 31, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an C/M Capital Master Fund, L.P. with a potential total funding of $1 million, with an initial funding of $250,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $275,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On December 19, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an C/M Capital Master Fund, L.P. with a potential total funding of $1 million, with an initial funding of $150,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $165,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On December 19, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an WVP Emerging Manager Onshore Fund, LLC, with a potential total funding of $1 million, with an initial funding of $100,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $110,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On February 20, 2026, the Company entered into a third Senior Secured 10% Original Issue Discount Convertible Promissory Note (the “February 2026 Bridge Note”) with C/M Capital Master Fund, L.P. and WVP Emerging Manager Onshore Fund, LLC, with a potential total funding of $1 million, with an additional funding of $125,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $137,500 as the note includes a 10% original issue discount. The note bears no interest unless in default and may be converted into common stock of the Company at $0.15 per share, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The obligations under the 2026 Bridge Note is guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

The following table provides the maturities of March 31, 2026 of the Companies notes and convertible notes payable:

Amount owed for Fiscal year ending December 31,	Principal
2026 (9 months remaining)	$639,416
2027	675,000
2028	-
2029	-
2030	-
Thereafter	-
Total	$1,314,416

Note 9: Notes Payable and Convertible Notes Payable

Notes Payable

The following table summarizes the outstanding notes payable as of December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Kishon Note	$431,666	$431,666
Finnegan Note 1	-	51,765
Finnegan Note 2	-	32,353
Finnegan Note 3	-	32,353
2025 Bridge Notes	207,750	-
Total Notes Payable	639,416	548,137
Current Portion	(639,416)	(548,137)
Long-term portion	$-	$-

Kishon Note

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Kishon Agreement”) with Kishon Investments, LLC (“Kishon”) with respect to the sale and issuance to Kishon of: (i) an initial commitment fee in the amount of $159,259 in the form of 12,741 shares (the “Kishon Commitment Fee Shares”) of the Company’s Common Stock, (ii) a promissory note in the aggregate principal amount of $277,777 (the “Kishon Note”), and (iii) Common Stock Purchase Warrants to purchase 5,556 shares of the Company’s common stock (the “Kishon Warrants”). Should Kishon receive net proceeds of less than $159,259 from the sale of the Kishon Commitment Fee Shares, the Company will issue additional shares to Kishon or pay the shortfall amount to Kishon in cash. The terms of the Kishon Agreement resulted in the Company recording a derivative liability in the initial amount of $27,793.

The Kishon Note was issued in the principal amount of $277,777 for a purchase price of $250,000 resulting in an original issue discount of $27,777. The Kishon Note has a due date of November 10, 2022, and bears interest at the rate of 10% per year for the first six months and 12% thereafter. In the event of default as defined in the Kishon Note this rate will increase to 18%, and the Kishon Note will become convertible at a price per share equal to the lowest trading price during the previous twenty trading days prior to the conversion date. The Kishon Note entered default status on November 11, 2022. The Kishon Commitment Fee Shares and Kishon Warrants resulted in a discount to the Kishon Note in the amount of $138,492.

During the year ended December 31, 2023, a default penalty in the amount of $138,889 and an additional fee in the amount of $15,000 were added to the principal amount of the Kishon Note. During the year ended December 31, 2024, as a result of the variable price of the conversion feature, the Company recorded an initial derivative liability of $100,551 upon bifurcating the conversion feature pursuant to ASC815. See Note 11 to these financials for further discussion.

At December 31, 2025, principal and interest in the amount of $431,666 and $244,524, respectively, were due on the Kishon Note. At December 31, 2024, principal and interest in the amount of $431,666 and $166,823, respectively, were due on the Kishon Note. This note was in default at December 31, 2025.

Finnegan Note 1

On May 23, 2022, the Company issued a 10% Promissory Note in the principal amount of $47,059 to Jessica Finnegan (the “Finnegan Note 1”). Finnegan Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 20, 2022, as extended, or (ii) five (5) business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 1 was $40,000; the amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 1 entered default status on November 21, 2022, and the interest rate increased to 18%. The Finnegan Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 1, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 1. In addition, Ms. Finnegan received five-year warrants to purchase 386 shares of common stock at a price of $25.00 per share with a fair value of $2,000 at the date of issuance, and 1,930 shares of common stock with a value of $3,240; these amounts were recorded as discounts to Finnegan Note 1.

Finnegan Note 2

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 to Jessica Finnegan (the “Finnegan Note 2”). Finnegan Note 2 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Finnegan Note 2 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Finnegan Note 2, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. Finnegan Note 2 entered default status on December 1, 2022, and the interest rate increased to 18%. The Finnegan Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Finnegan reasonably believes contains a term that is more favorable than those in the Finnegan Note 2, the Company shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Finnegan Note 2. In addition, Ms. Finnegan received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $1,250 at the date of issuance, and 242 shares of common stock with a value of $2,025; these amounts were recorded as discounts to the Finnegan Note 2.

Finnegan Note 3

On August 4, 2022, the Company issued a 10% Promissory Note in the principal amount of $29,412 (the “Finnegan Note 3”) to Jessica, Kevin C., Brody, Isabella and Jack Finnegan (collectively, the “Finnegans”). Finnegan Note 3 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) February 3, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of Finnegan Note 3 was $25,000; the amount payable at maturity will be $29,412 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in Finnegan Note 3, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Finnegan Note 3 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which The Finnegans reasonably believes contains a term that is more favorable than those in the Finnegan Note 3, the Company shall notify The Finnegans of such term, and such term, at the option of The Finnegans, shall become a part of the Finnegan Note 3. In addition, The Finnegans received five-year warrants to purchase 242 shares of common stock at a price of $25.00 per share with a fair value of $850 at the date of issuance, and 242 shares of common stock with a value of $1,100; these amounts were recorded as discounts to the Finnegan Note 3.

On April 24, 2025, the Company entered into an Obligation Exchange Agreement with Finnegan whereby Finnegan agreed to settle the above notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders. As a result of the exchange, which was accounted for as a troubled debt restricting, the Company recorded a gain on settlement of liabilities of $303,638.

At December 31, 2025, all principal and accrued interest were fully satisfied and retired on these notes. At December 31, 2024, principal and accrued interest in the amount of $105,883 and $44,957, respectively, were due on these notes.

2025 Bridge Notes

On May 6, 2025, the Company entered into a short term note payable agreement with one of its investors and received cash proceeds of $25,000. The note is bears interest at 10% per annum and matures 10 days after issuance, May 17, 2025. In the event of default, the Company is required to pay 120% of the principal balance. This note has been exchanged for a 12 month note without penalty with an original issue discount of 5%, bears no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $26,250. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On May 19, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with three of its institutional investors for gross proceeds of $75,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $76,500. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On July 21, 2025, the Company entered into Senior Secured 5% Original Issue Discount Promissory Notes with two of its institutional investors for gross proceeds of $100,000. (“Notes”). The Notes are issued with an original issue discount (OID) of 5%, bear no interest on the unpaid principal balance of Notes unless and until an event of default has occurred and in the event of default, accrue interest at a rate equal to 15% or, if less, the highest amount permitted by law payable from and after the occurrence and during the continuance of any event of default until the event of default is cured, and have a twelve month term. The total face value of the Notes in aggregate is $105,000. An event of default includes, among others, failure to pay the debt on maturity date, breach of representation or warranty, occurrence of a material adverse event, failure to comply with reporting obligations with the Securities and Exchange Commission, or the loss of trading of Company’s common stock on the OTC Markets. In the event of default, the Notes are convertible at the election of the noteholder, into common stock of the Company at the average VWAP price for the preceding five business days but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The obligations under the are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

Aggregate interest expense on the notes payable was $78,622 and $195,838 for the years ended December 31, 2025 and 2024, respectively. Accrued interest on notes payable was $244,524 and $374,376 for the years ended December 31, 2025 and 2024, respectively.

Convertible Notes Payable

On October 31, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an C/M Capital Master Fund, L.P. with a potential total funding of $1 million, with an initial funding of $250,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $275,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On December 19, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an C/M Capital Master Fund, L.P. with a potential total funding of $1 million, with an initial funding of $150,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $165,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

On December 19, 2025, the Company entered into a Senior Secured 10% Original Issue Discount Convertible Promissory Note with an WVP Emerging Manager Onshore Fund, LLC, with a potential total funding of $1 million, with an initial funding of $100,000. Under the terms of the 18 month note, the Company is obligated to repay a total of $110,000 as the note includes a 10% original issue discount. The note bears no interest unless in default, and may be converted into common stock of the Company at $0.15 per share at any time after issuance, but in no event can the holder elect to convert to the extent they would beneficially own more than 4.99% of the outstanding shares. The conversion rate is subject to adjustment for stock splits, dividends and other distributions. In the event the Company issues new securities with an issuance price lower than the conversion rate in effect, the conversion rate will be reduced to the lower of the issuance price or the VWAP on trading date following disclosure of the dilutive issuance. The note may be prepaid at 110% of the then outstanding principal amount owed at the time of repayment. The obligations under the note are guaranteed by the subsidiaries of the Company and include a pledge of the securities the Company’s subsidiaries and a first priority senior security interest in all the Company’s assets.

Related Party [Member]
Notes Payable [Line Items]
Notes Payable

Note 10: Notes Payable – Related Parties

The following table summarizes the outstanding related party notes payable as of December 31, 2025 and 2024, respectively;

	December 31, 2025	December 31, 2024
Lindstrom Note	-	45,294
Lindstrom Note 2		18,750
Notes Payable	-	64,044

Current Portion, net of discount	$-	$64,044
Long-term portion, net of discount	-	-

Lindstrom Note

On May 26, 2022, the Company issued a 10% Promissory Note in the principal amount of $41,176 in a related party transaction to Jenny Lindstrom, who was the Company’s Chief Legal Officer (the “Lindstrom Note 1”). The Lindstrom Note 1 bears interest at the rate of 10% per annum accrued monthly and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Lindstrom Note 1 was $35,000; the amount payable at maturity will be $41,176 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default as defined in the Lindstrom Note 1, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lindstrom Note 1 entered default status on December 1, 2022, and the interest rate increased to 18%. The Lindstrom Note 1 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lindstrom reasonably believes contains a term that is more favorable than those in the Lindstrom Note 1, the Company shall notify Ms. Lindstrom of such term, and such term, at the option of Ms. Lindstrom, shall become a part of the Lindstrom Note 1. In addition, Ms. Lindstrom received five-year warrants to purchase 338 shares of common stock at a price of $25.00 per share with a fair value of $1,750 at the date of issuance, and 338 shares of common stock with a value of $2,835; these amounts were recorded as discounts to the Lindstrom Note 1.

Lindstrom Note 2

On November 29, 2022, the Company issued a promissory note (the “Lindstrom Note 2”) in a related party transactions to Jenny Lindstrom, who was the Company’s former Vice President and Chief Legal Officer. The Lindstrom Note 2 has a due date of May 28, 2023, and bears interest at the rate of 10% per annum which will accrue from the date of the note. Following an event of default as defined, the principal amount shall bear interest for each day until paid at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Lindstrom Note 2 contains a “most favored nations” clause that provides that, so long as the note is outstanding, if the Company issues any new security which Ms. Lindstrom reasonably believes contains a term that is more favorable than those in the Lindstrom Note 2, the Company shall notify Ms. Lindstrom of such term, and such term, at the option of Ms. Lindstrom, shall become a part of the Lindstrom Note 2. In addition, Lindstrom received a five-year warrant to purchase 750 shares of the Company’s common stock at a price equal to the price of any warrant included in an offering in connection with listing at the Nasdaq Global Market. This warrant has been cancelled in conjunction with the satisfaction of the notes.

On April 24, 2025, the Company entered into an Obligation Exchange Agreement with Lindstrom whereby Lindstrom agreed to settle the above notes, accrued interest and other obligations in consideration of the issuance of 75,000 shares of restricted common stock for each of the holders. As a result of the exchange, which was accounted for as a troubled debt restricting, the Company recorded a gain on settlement of liabilities of $249,765.

At December 31, 2025, all principal and accrued interest were fully satisfied and retired on these notes. At December 31, 2024, there was principal and interest in the aggregate amount of $64,044 and $22,548, respectively, due on these notes.

Aggregate interest expense on the notes payable – related parties was $2,297 and $33,980 for the years ended December 31, 2025 and 2024, respectively. Accrued interest on notes payable – related parties were $0 and $22,547 for the years ended December 31, 2025 and 2024, respectively.